                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4992
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                         MFS HIGH YIELD MUNICIPAL TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: November 30
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                   Date of reporting period: August 31, 2007
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) HIGH YIELD MUNICIPAL TRUST

8/31/07
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT


MFS High Yield Municipal Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/07

ISSUER                                                                                                   SHARES/PAR      VALUE ($)
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
MUNICIPAL BONDS - 153.8%
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AIRPORT & PORT REVENUE - 5.6%
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Branson, MO, Regional Airport Transportation Development District Airport Rev.,  "B", 6%, 2037           $  460,000    $    429,589
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Dallas Fort Worth, TX, International Airport Rev. Improvement, "B", FSA, 5%, 2025                         3,000,000       2,996,250
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New York, NY, City Industrial Development Authority Rev. (Terminal One Group Assn.), 5.5%, 2021             500,000         526,195
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Port Authority, NY & NJ, Cons Thirty Seventh, FSA, 5.125%, 2030 (f)                                       4,450,000       4,559,559
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                                                                                                                       $  8,511,593
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ASSET BACKED & SECURITIZED - 0.3%
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Pass-Through Certificates, "1993", 8.5%, 2016 (z)                                                        $  455,481    $    447,419
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GENERAL OBLIGATIONS - GENERAL PURPOSE - 5.0%
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New Orleans, LA, AMBAC, 0%, 2015                                                                         $4,000,000    $  2,809,840
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New York, NY, "H", IBC, MBIA, 5.125%, 2008 (c)                                                              440,000         450,371
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New York, NY, "H", IBC, "N", MBIA, 5.125%, 2025                                                           3,560,000       3,622,798
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Puerto Rico Government Development Bank, "B", 5%, 2015                                                      400,000         418,660
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State of California, 5.25%, 2023                                                                            380,000         405,730
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                                                                                                                       $  7,707,399
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GENERAL OBLIGATIONS - SCHOOLS - 0.5%
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Irving, TX, Independent School District, "A", 0%, 2016                                                   $1,000,000    $    691,300
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HEALTHCARE REVENUE - HOSPITALS - 25.9%
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
"A", 5%, 2028                                                                                            $  435,000    $    390,865
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Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health),
"A", 5.375%, 2040                                                                                           625,000         573,169
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Cape Girardeau County, MO, Industrial Development Authority Rev.
(Southeast Missouri Hospital), 5%, 2027                                                                     725,000         682,450
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Colorado Health Facilities Authority Rev. (National Jewish Medical & Research Center), 5.375%, 2016       1,500,000       1,509,465
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Colorado Health Facilities Authority Rev. (National Jewish Medical & Research Center), 5.375%, 2023         340,000         337,695
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Colorado Health Facilities Authority Rev. (Parkview Medical Center), 5%, 2025                               550,000         545,490
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Colorado Health Facilities Authority Rev. (Vail Valley Medical Center), 5%, 2020                            500,000         493,620
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Conway, AR, Hospital Rev. (Conway Regional Medical Center), "A", 6.4%, 2029                                 350,000         364,763
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Conway, AR, Hospital Rev. (Conway Regional Medical Center), "B", 6.4%, 2029                                 850,000         885,853
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Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2016 (c)                               1,400,000       1,423,030
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Delaware County, PA, Authority Rev. (Mercy Health Corp.), ETM, 6%, 2026 (c)                                 500,000         508,225
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Dickinson County, MI, Healthcare System Hospital Rev., 5.7%, 2018                                           770,000         778,293
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Forsyth County, GA, Hospital Authority Rev. (Baptist Health Care System), ETM, 6%, 2008 (c)                 330,000         333,373
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Garden City, MI, Hospital Finance Authority Rev. (Garden City Hospital), 5%, 2038                           500,000         433,160
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Glendale, AZ, Industrial Development Authority, (John C Lincoln Health), 5%, 2042                           280,000         255,458
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Highland County, OH, Joint Township, Hospital District Facilities Rev., 6.75%, 2009 (c)                     685,000         733,484
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Idaho Health Facilities Authority Rev. (IHC Hospitals, Inc.), ETM, 6.65%, 2021 (c)                        2,750,000       3,338,967
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Illinois Finance Authority Rev. (Kewanee Hospital), 5.1%, 2031                                              435,000         382,574
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Illinois Health Facilities Authority Rev. (Swedish American Hospital), 6.875%, 2010 (c)                     500,000         538,730
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Illinois Health Facilities Authority Rev. (Thorek Hospital & Medical Center), 5.375%, 2028                  500,000         488,620
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Indiana Health & Educational Facilities Hospital Rev. (Community Foundation of Northwest Indiana),
5.5%, 2037                                                                                                1,125,000       1,082,182
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Indiana Health Facilities Financing Authority Rev. (Community Foundation of Northwest Indiana),
"A", 6%, 2034                                                                                               425,000         432,624
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Lakewood, OH, Hospital Improvement Rev. (Lakewood Hospital Assn.), 5.5%, 2014                               400,000         417,936
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Lexington County, SC, Health Services Rev. (Lexington Medical Center), 5.5%, 2013 (c)                       750,000         815,925
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Louisiana Public Facilities Authority Rev. (Touro Infirmary Project), "A", 5.5%, 2019                       250,000         250,933
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Louisiana Public Facilities Authority Rev. (Touro Infirmary Project), "A", 5.625%, 2029                     525,000         520,086
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Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare),                      400,000         407,808
"A", 5.75%, 2025
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Maryland Health & Higher Educational Facilities Authority Rev. (Hackettstown Community Hospital),
"A", 5%, 2016                                                                                               365,000         366,347
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Massachusetts Development Finance Agency (Boston Biomedical Research), 5.65%, 2019                          620,000         627,992
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Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.),
"A", 9%, 2012 (c)                                                                                           750,000         891,532
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Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), "E", 6.75%, 2033            250,000         263,825
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Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital),
"C", 5.25%, 2018                                                                                            500,000         493,055
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Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Hospital),
"D", 6.35%, 2012 (c)                                                                                        250,000         280,240
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Miami County, OH, Hospital Facilities Rev. (Upper Valley Medical Center), 5.25%, 2018                       300,000         307,767
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Minneapolis & St. Paul Redevelopment Authority Rev. (HealthPartners), 5.625%, 2022                          200,000         203,290
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
"A", 6.125%, 2012 (c)                                                                                       175,000         194,304
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New Hampshire Health & Educational Facilities Authority Rev. (Catholic Medical Center),
"A", 6.125%, 2032                                                                                            25,000          25,691
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New Hampshire Health & Educational Facilities Authority Rev. (Littleton Regional Hospital),
"A", 6%, 2028                                                                                               625,000         632,419
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New Hampshire Health & Educational Facilities Authority Rev. (Littleton Regional Hospital),
"B", 5.9%, 2028                                                                                             675,000         681,365
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New Hampshire Health & Educational Facilities Authority Rev. (Memorial Hospital), 5.25%, 2021               530,000         522,310
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New Hampshire Higher Educational & Health Facilities Authority Rev. (Littleton Regional Hospital),
"A", 5.9%, 2018                                                                                             500,000         506,315
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New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)                    200,000         217,358
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), 5.5%, 2026              175,000         175,333
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New York Dormitory Authority Rev., Non State Supported Debt (Mt. Sinai NYU Health), "C", 5.5%, 2026         575,000         576,093
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Orange County, FL, Health Facilities Authority Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)          150,000         163,841
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Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev.
(Temple University Hospital), "A", 5.5%, 2030                                                               625,000         603,681
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Salida, CO, Hospital District Rev., 5.25%, 2036                                                             735,000         652,217
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Saline County, MO, Industrial Development Authority Rev. (John Fitzgibbon Memorial Hospital, Inc.),
5.625%, 2035                                                                                                985,000         939,690
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Sandusky County OH, Hospital Facilities Rev. (Memorial Hospital), 5.15%, 2008                               270,000         270,105
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South Dakota Health & Educational Facilities Authority Rev. (Sioux Valley Hospitals
& Health Systems), "A", 5.25%, 2034                                                                         525,000         527,137
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South Lake County, FL, Hospital District Rev. (South Lake Hospital, Inc.), 6.375%, 2034                     250,000         259,585
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Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015                              500,000         507,335
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Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.5%, 2020                                550,000         553,267
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Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2026                              500,000         478,090
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St. Paul, MN, Housing & Redevelopment Authority Hospital Rev. (Healtheast), "A", 5.7%, 2015               2,000,000       2,022,420
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St. Paul, MN, Port Authority Lease Rev. (Regions Hospital), "1", 5%, 2036                                   700,000         623,693
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Sullivan County, TN, Health Educational & Housing Facilities Board Hospital Rev.
(Wellmont Health Systems Project), "C", 5.25%, 2036                                                         490,000         466,019
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Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5.375%, 2034                                1,000,000         982,430
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Tyler, TX, Health Facilities Development Corp. (Mother Frances Hospital), 6%, 2012 (c)                      750,000         822,375
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Vermont Educational & Health Buildings Financing Agency Rev. (Brattleboro Memorial Hospital),
5.375%, 2028                                                                                                500,000         486,980
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West Orange, FL, Healthcare District, "A", 5.65%, 2022                                                      400,000         410,784
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West Virginia Hospital Finance Authority Rev. (Charleston Medical Center), 6.75%, 2010 (c)                  605,000         661,997
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Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033             350,000         364,494
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Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc.), 6.1%, 2034                750,000         760,560
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Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services),
5.75%, 2012 (c)                                                                                             450,000         489,564
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Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services),
"A", 5.125%, 2033                                                                                           660,000         608,890
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                                                                                                                       $ 39,545,168
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HEALTHCARE REVENUE - LONG TERM CARE - 34.9%
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Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Sears Methodist Retirement), "A", 5.9%, 2025                                                            $  750,000    $    750,570
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Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev.
(Sears Methodist Retirement), "A", 7%, 2033                                                                 200,000         210,926
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Boston, MA, Industrial Development Financing Authority Rev. (Springhouse, Inc.), 5.875%, 2020               235,000         236,765
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Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Anns Choice, Inc.),
"A", 6.25%, 2035                                                                                            250,000         253,615
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Bucks County, PA, Industrial Development Authority, Retirement Community Rev. (Ann's Choice, Inc.),
6.125%, 2025                                                                                                500,000         506,865
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California Statewide Communities Development Authority Rev. (Eskaton Properties, Inc.),
8.25%, 2010 (c)                                                                                             725,000         822,715
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Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), "A", 8%, 2012 (c)                       500,000         594,080
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Carlton, MN, Health & Housing Facilities Rev. (Inter-Faith Social Services, Inc.), 7.5%, 2010 (c)           250,000         272,767
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Chartiers Valley, PA, Industrial & Commercial Development Authority (Friendship Village),
"A", 5.75%, 2020                                                                                          1,000,000       1,013,440
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Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Asbury Health Center),
6.375%, 2024                                                                                              1,000,000       1,019,350
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Cole County, MO, Industrial Development Authority, Senior Living Facilities Rev.
(Lutheran Senior Services), 5.5%, 2035                                                                      750,000         752,767
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Colorado Health Facilities Authority Rev. (American Housing Foundation, Inc.), 8.5%, 2031                   530,000         547,490
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Colorado Health Facilities Authority Rev. (Christian Living Communities Project), "A", 5.75%, 2037          500,000         490,235
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Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), 5%, 2035               1,100,000         963,226
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Colorado Health Facilities Authority Rev. (Evangelical Lutheran Society), 5%, 2035                          250,000         228,000
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Colorado Health Facilities Authority Rev. (Volunteers of America Care Facilities), "A",
5.75%, 2008 (c)                                                                                             700,000         724,941
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Colorado Health Facilities Authority Rev. (Volunteers of America Care Facilities), "A",
ETM, 5.45%, 2008 (c)                                                                                         55,000          55,760
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Columbus, GA, Housing Authority Rev. (Calvary Community, Inc.), 7%, 2019                                    470,000         450,998
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Connecticut Development Authority Rev. (Elim Park Baptist Home, Inc.), 5.85%, 2033                          430,000         436,682
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Delaware County Authority Rev., PA (Dunwoody Village), "A", 5.375%, 2017                                    400,000         406,616
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Fulton County, GA, Residential Care Facilities (Canterbury Court), "A", 6.125%, 2026                        500,000         510,295
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Fulton County, GA, Residential Care Facilities, First Mortgage (Lenbrook Square Foundation, Inc.),
"A", 5%, 2029                                                                                             1,500,000       1,345,560
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HFDC of Central Texas, Inc., Retirement Facilities Rev. (Legacy at Willow Bend), "A", 5.75%, 2036           600,000         564,504
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HFDC of Central Texas, Inc., Retirement Facilities Rev. (Village at Gleanloch Farms), "A", 5.5%, 2027       400,000         382,064
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Houston, TX, Health Facilities Development Corp., (Buckingham Senior Living Community),
"A", 7%, 2014 (c)                                                                                           500,000         590,520
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Howard County, MD, Retirement Facilities Rev. (Vantage House Corp.), "A", 5.25%, 2033                       200,000         184,920
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Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), "A", 5.875%, 2019                 420,000         419,084
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Huntington, NY, Housing Authority Rev. (Gurwin Senior Jewish Residences), "A", 6%, 2029                     650,000         642,180
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Illinois Finance Authority Rev. (Lutheran Senior Services), 5.125%, 2026                                    875,000         860,125
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Illinois Finance Authority Rev. (Washington & Jane Smith Community), "A", 6.25%, 2035                     1,000,000       1,013,950
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Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)              650,000         740,727
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Illinois Health Facilities Authority Rev. (Washington & Jane Smith Community), "A", 7%, 2032                525,000         553,150
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Indiana Health Facilities Financing Authority Rev. (Hoosier Care, Inc.), 7.125%, 2034                     1,025,000       1,032,001
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), 9.25%, 2011 (c)                     950,000       1,140,636
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), "B", 5.75%, 2018                    550,000         552,079
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Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), "B", 5.75%, 2028                  1,475,000       1,471,313
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James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), "A", 5.4%, 2027        320,000         307,190
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James City County, VA, Economic Development (Virginia United Methodist Homes, Inc.), "A", 5.5%, 2037        520,000         495,118
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Jefferson, GA, Development Authority Rev. (Senior Living Facilities), "A", 5.875%, 2038                     500,000         466,070
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Johnson City, TN, Health & Educational Facilities Board (Appalachian Christian Village),
"A", 6.25%, 2032                                                                                            250,000         255,833
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Juneau, AK, City & Boro Non-recourse Rev. (St. Ann's Care Project), 6.875%, 2025                            950,000         913,197
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Kent County, DE, Assisted Living (Heritage at Dover LLC), 7.625%, 2030                                    1,160,000       1,076,399
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Kentucky Economic Development Finance Authority Health Facilities Rev. (AHF/Kentucky-IOWA, Inc.),
6.5%, 2029                                                                                                  395,000         435,823
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Kentwood, MI, Economic Development Ltd. (Holland Home), "A", 5.375%, 2036                                   750,000         687,637
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La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025                                             525,000         552,809
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Lancaster, PA, Industrial Development Authority Rev. (Garden Spot Village), "A", 7.625%, 2010 (c)           325,000         359,385
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Lee County, FL, Industrial Development Authority Health Care Facilities Rev., (Shell Point Village),
"A", 5.5%, 2009 (c)                                                                                         400,000         418,364
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Lynchburg, VA, Industrial Development Authority, Residential Care Facilities Rev.
(Westminster-Canterbury of Lynchburg, Inc.), 5%, 2031                                                        45,000          38,972
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Manhattan, KS, Health Care Facilities Rev. (Meadowlark Hills Retirement Foundation), "A",
6.375%, 2009 (c)                                                                                            250,000         263,050
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Massachusetts Development Finance Agency Rev. (Alliance Health of Brockton, Inc.), "A", 7.1%, 2032        1,090,000       1,088,583
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Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.),  "A", 5.5%, 2027                        185,000         179,715
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Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.),  "A", 5.75%, 2035                        45,000          44,499
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Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), "A", 6.9%, 2032                   125,000         130,700
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Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.),  "A", 5.625%, 2015                250,000         252,670
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Massachusetts Industrial Finance Agency Rev. (GF/Massachusetts, Inc.), 8.3%, 2023                           805,000         760,999
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Meridian, MI, Economic Development Corp., First Mortgage (Burcham Hills Retirement Center),
"A-1", 5.25%, 2026                                                                                          250,000         230,587
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Metropolitan Government of Nashville & Davidson Counties, TN, Health & Educational
Facilities Board Rev. (Blakeford at Green Hills), 5.65%, 2024                                               575,000         572,476
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Montana Facility Finance Authority Rev. (Senior Living St. Johns Lutheran), "A", 6.125%, 2036               300,000         301,734
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Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care),
6.125%, 2028                                                                                                150,000         151,455
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Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care),
6.25%, 2035                                                                                                 600,000         605,970
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New Hampshire Higher Education & Health Facilities Authority Rev. (Rivermead at
Peterborough Retirement Community), 5.75%, 2028                                                           1,100,000       1,100,748
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New Jersey Economic Development Authority Rev. (Cranes Mill Project),  "A", 5.1%, 2027                      325,000         310,567
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New Jersey Economic Development Authority Rev. (Lions Gate Project), "A", 5.875%, 2037                      300,000         300,588
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New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2026                        500,000         471,680
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New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 2036                        500,000         454,315
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New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), "A", 8.25%, 2010 (c)               700,000         798,791
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New Jersey Economic Development Authority Rev. (Seashore Gardens), 5.375%, 2036                             350,000         326,844
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New Jersey Economic Development Authority Rev., First Mortgage (Lions Gate),  "A", 5.75%, 2025              400,000         400,672
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New Jersey Economic Development Authority Rev., First Mortgage (Winchester),  "A", 5.75%, 2024              500,000         509,640
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North Carolina Medical Care Commission Retirement Facilities Rev. (United Methodist
Retirement Homes, Inc.), 5.25%, 2024                                                                        500,000         467,855
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North Carolina Medical Care Commission, First Mortgage (DePaul Community Facilities, Inc.),
7.625%, 2029                                                                                              1,000,000       1,021,700
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Rochester, MN, Health Care & Housing Authority (Madonna Meadows), "A", 5.3%, 2037                           550,000         504,779
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Roseville, MN, Elder Care Facilities (Care Institute, Inc.), 7.75%, 2023                                  1,630,000       1,394,074
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Sartell, MN, Health Care & Housing Authority Rev. (The Foundation for Health Care), "A", 6.625%, 2029     1,025,000       1,039,822
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Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), "A", 7.4%, 2034          350,000         369,495
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Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village),
"A", 7.25%, 2034                                                                                            300,000         303,240
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Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Trezevant Manor),
"A", 5.625%, 2026                                                                                           500,000         486,640
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Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Trezevant Manor),
"A", 5.75%, 2037                                                                                            400,000         386,700
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South Carolina Jobs & Economic Development Authority, Health & Facilities Rev., First Mortgage
(Wesley Commons), 5.125%, 2026                                                                              400,000         364,348
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South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons),
5.3%, 2036                                                                                                  200,000         179,080
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St. John's County, FL, Industrial Development Authority (Glenmoor Project), "A", 5.25%, 2026                500,000         471,865
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Suffolk, VA, Industrial Development Authority, Retirement Facilities Rev.
(Lake Prince Center, Inc.), 5.3%, 2031                                                                      250,000         229,080
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Tarrant County, TX, Cultural Education Facilities Finance Corp. (Edgemere Project), "A", 6%, 2036           500,000         508,530
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Washington County, MN, Housing & Redevelopment Authority Rev. (Aspen Cottages), 9.25%, 2022                 915,000         912,365
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Westminster, MD, Economic Development Rev. (Carroll Lutheran Village), "A", 6.25%, 2034                     500,000         513,060
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Westmoreland County, PA, Industrial Development Authority Rev. (Redstone Retirement Community),
"A", 5.875%, 2032                                                                                           600,000         585,912
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Westmoreland County, PA, Industrial Development Retirement Authority Rev. (Redstone Retirement
Community), "A", 5.75%, 2026                                                                              1,250,000       1,233,175
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Wisconsin Health & Educational Facilities Authority Rev. (AE Nursing), "A", 8.5%, 2033                      600,000         602,502
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Wisconsin Health & Educational Facilities Authority Rev. (Attic Angel Community, Inc.),
5.75%, 2008 (c)                                                                                             875,000         912,345
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Wisconsin Health & Educational Facilities Authority Rev. (Clement Manor, Inc.), 5.75%, 2024               1,000,000         994,610
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Wisconsin Health & Educational Facilities Authority Rev. (Eastcastle Place, Inc. Project),
6.125%, 2034                                                                                                300,000         300,354
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Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Catholic Home), 5%, 2026                250,000         241,985
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Wisconsin Health & Educational Facilities Authority Rev. (Three Pillars), 5.75%, 2026                       500,000         508,020
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Wisconsin Health & Educational Facilities Authority Rev. (United Lutheran Home), 5.7%, 2028                 750,000         748,200
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                                                                                                                       $ 53,283,732
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HEALTHCARE REVENUE - OTHER - 0.5%
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Wisconsin Health & Educational Facilities Authority Rev. (Blood Center Southeastern Project),
5.75%, 2034                                                                                              $  750,000    $    751,170
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INDUSTRIAL REVENUE - AIRLINES - 4.5%
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Alliance Airport Authority, TX, (American Airlines, Inc.), 5.25%, 2029                                   $  875,000   $     768,626
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Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways, Inc.),
5.6%, 2027                                                                                                  250,000         247,322
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Charlotte, NC, Douglas International Airport Special Facilities Rev. (U.S. Airways, Inc.),
7.75%, 2028                                                                                                 500,000         527,065
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Chicago, IL, O'Hare International Airport Special Facilities Rev. (American Airlines, Inc.),
5.5%, 2030                                                                                                1,745,000       1,655,045
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Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.), 5.7%, 2019                                875,000         845,031
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Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp. Rev.
(American Airlines, Inc.), 9%, 2029 (c)                                                                     750,000         878,857
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New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.),
9%, 2033                                                                                                  1,250,000       1,462,388
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New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc.),
"B", 8.5%, 2028                                                                                             500,000         559,295
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,943,629
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - CHEMICALS - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), "B-2", 4.75%, 2033                      $  400,000    $    375,112
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - ENVIRONMENTAL SERVICES - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste Disposal Rev.
(Republic Services, Inc.), "C", 5.25%, 2023 (c)                                                          $  500,000    $    511,895
-----------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Allied Waste Industries), "A", 7.5%, 2010                     250,000         251,755
-----------------------------------------------------------------------------------------------------------------------------------
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw Environmental), "A", 7.45%, 2017                      500,000         508,585
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,272,235
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - METALS - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Director of Nevada Department of Business & Industry (Wheeling/Pittsburgh Steel), "A", 8%, 2014 (z)      $  170,000    $    174,347
-----------------------------------------------------------------------------------------------------------------------------------
Greensville County, VA, Industrial Development Authority Rev. (Wheeling/Pittsburgh Steel),
"A", 7%, 2014                                                                                               490,000         482,395
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    656,742
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - OTHER - 4.8%
-----------------------------------------------------------------------------------------------------------------------------------
Annawan, IL, Tax Increment Rev. (Patriot Renewable Fuels LLC), 5.625%, 2018                              $  350,000    $    337,627
-----------------------------------------------------------------------------------------------------------------------------------
Cartersville, GA, Development Authority Waste & Water Facilities Rev. (Anheuser Busch Project),
5.95%, 2032                                                                                               1,000,000       1,023,210
-----------------------------------------------------------------------------------------------------------------------------------
Gulf Coast, TX, Industrial Development Authority Rev. (Citgo Petroleum Corp.), 8%, 2028                     375,000         407,070
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023                           495,000         500,569
-----------------------------------------------------------------------------------------------------------------------------------
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017                      500,000         502,555
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Strategic Fund Rev. (Michigan Sugar Co.), "A", 6.25%, 2015                                       1,000,000       1,014,440
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Northrop Grumman Ship Systems), 4.55%, 2028                             500,000         446,370
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (GMT Realty LLC), "B", 6.875%, 2037                        1,000,000       1,032,760
-----------------------------------------------------------------------------------------------------------------------------------
St. John Baptist Parish, LA (Marathon Oil Corp.), "A", 5.125%, 2037                                         650,000         633,965
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Government Refinery Facilities Rev. (Hovensa Coker Project), 6.5%, 2021                      250,000         260,675
-----------------------------------------------------------------------------------------------------------------------------------
Virgin Islands Public Finance Authority, Refinery Facilities Rev. (Hovensa Coker Project),
5.875%, 2022                                                                                                400,000         406,584
-----------------------------------------------------------------------------------------------------------------------------------
Will-Kankakee, IL, Regional Development Authority Rev. (Flanders Corp.), 6.5%, 2017                         700,000         701,337
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  7,267,162
-----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL REVENUE - PAPER - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027                                                  $1,000,000    $  1,037,320
-----------------------------------------------------------------------------------------------------------------------------------
Bedford County, VA, Industrial Development Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025            400,000         380,664
-----------------------------------------------------------------------------------------------------------------------------------
Camden, AL, Industrial Development Board Exempt Facilities Rev. (Weyerhaeuser Co.),
"B", 6.375%, 2024                                                                                           400,000         424,512
-----------------------------------------------------------------------------------------------------------------------------------
Courtland AL, Industrial Development Board Solid Waste Disposal Rev. (Champion International Corp.),
6%, 2029                                                                                                  1,000,000       1,024,810
-----------------------------------------------------------------------------------------------------------------------------------
Lowndes County, MS, Solid Waste Disposal & Pollution Control Rev. (Weyerhaeuser Co.), "B", 6.7%, 2022       595,000         672,314
-----------------------------------------------------------------------------------------------------------------------------------
Phenix City, AL, Industrial Development Board Environmental Improvement Rev.
(MeadWestvaco Coated), "A", 6.35%, 2035                                                                     400,000         413,860
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,953,480
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - ENTERTAINMENT & TOURISM - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Cabazon Band Mission Indians, CA, 8.375%, 2015 (z)                                                       $  170,000    $    175,195
-----------------------------------------------------------------------------------------------------------------------------------
Cabazon Band Mission Indians, CA, 8.75%, 2019 (z)                                                           720,000         738,878
-----------------------------------------------------------------------------------------------------------------------------------
Cow Creek Band Umpqua Tribe of Indians, OR, "C", 5.625%, 2026 (n)                                           650,000         629,018
-----------------------------------------------------------------------------------------------------------------------------------
Mashantucket Western Pequot Tribe, CT, "B", 0%, 2018 (n)                                                  1,100,000         608,575
-----------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribe Indians, CT, Gaming Authority Rev., 6.25%, 2031 (n)                                           200,000         204,066
-----------------------------------------------------------------------------------------------------------------------------------
New York Liberty Development Corp. Rev. (National Sports Museum),  "A", 6.125%, 2019                        400,000         404,604
-----------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Agua Caliente Band of Cahuilla Indians Rev., 5.6%, 2013 (z)                               775,000         794,181
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,554,517
-----------------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS REVENUE - OTHER - 3.7%
-----------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency, FL (Aero Syracuse LLC), 6.75%, 2032                                                $  350,000    $    365,120
-----------------------------------------------------------------------------------------------------------------------------------
Lake County, OH, Economic Development Rev. (North Madison Properties Ltd.), 8.819%, 2011                    470,000         472,618
-----------------------------------------------------------------------------------------------------------------------------------
Los Angeles, CA, Regional Airports Improvement Corp. (LAX Fuel Corp.), AMBAC, 5.25%, 2023                   500,000         510,805
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Economic Development Corp. (Chesapeake Bay), "A", 5%, 2031                                         750,000         651,315
-----------------------------------------------------------------------------------------------------------------------------------
Middlesex County, NJ, Improvement Authority (Heldrich Associates LLC), "B", 6.25%, 2037                   1,000,000       1,018,440
-----------------------------------------------------------------------------------------------------------------------------------
Middlesex County, NJ, Improvement Authority (Heldrich Associates LLC), "C", 8.75%, 2037                     600,000         577,896
-----------------------------------------------------------------------------------------------------------------------------------
New York Convention Center Operating Corp. (Yale Building), ETM, 0%, 2008 (c)                             1,000,000         972,920
-----------------------------------------------------------------------------------------------------------------------------------
Philadelphia, PA, Industrial Development Airport Rev. (Aero Philadelphia LLC), 5.25%, 2009                  135,000         135,007
-----------------------------------------------------------------------------------------------------------------------------------
Summit County, OH, Port Authority Building Rev. (Twinsburg Township), "D", 5.125%, 2025                     655,000         648,561
-----------------------------------------------------------------------------------------------------------------------------------
V Lakes Utility District Ranking Water Systems Rev., 7.75%, 2024 (d)                                        485,000         291,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,643,682
-----------------------------------------------------------------------------------------------------------------------------------
MULTI-FAMILY HOUSING REVENUE - 8.9%
-----------------------------------------------------------------------------------------------------------------------------------
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), "A", 7.5%, 2040       $  500,000    $    519,720
-----------------------------------------------------------------------------------------------------------------------------------
Capital Trust Agency, FL, Housing Authority Rev. (Atlantic Housing Foundation), "C", 5.875%, 2028           660,000         664,402
-----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust, 6%, 2019 (n)                                                             1,000,000       1,067,380
-----------------------------------------------------------------------------------------------------------------------------------
Charter Mac Equity Issuer Trust,  "B",, 7.6%, 2010 (c)(n)                                                   500,000         542,540
-----------------------------------------------------------------------------------------------------------------------------------
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), "A", 7.45%, 2040              500,000         515,790
-----------------------------------------------------------------------------------------------------------------------------------
District of Columbia Housing Finance Agency (Henson Ridge), FHA, 5.1%, 2037                                 655,000         631,649
-----------------------------------------------------------------------------------------------------------------------------------
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (c)                   1,000,000         952,520
-----------------------------------------------------------------------------------------------------------------------------------
El Paso County, TX, Housing Finance Corp. (American Housing Foundation), "D", 10%, 2032                     300,000         307,599
-----------------------------------------------------------------------------------------------------------------------------------
El Paso County, TX, Housing Finance Corp. (American Housing Foundation, Inc.), "C", 8%, 2032                295,000         302,903
-----------------------------------------------------------------------------------------------------------------------------------
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039 (c)(n)                                                     500,000         490,465
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "B", 5%, 2030 (c)                                                500,000         500,530
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Housing Finance Agency Rev., "E", 5%, 2028                                                    500,000         485,315
-----------------------------------------------------------------------------------------------------------------------------------
Montgomery County, OH, Multi-Family Housing Rev. (Chevy Chase Apartments), 4.95%, 2035                      250,000         245,080
-----------------------------------------------------------------------------------------------------------------------------------
Munimae Te Bond Subsidiary LLC, 5.8%, 2049 (n)                                                            1,000,000       1,009,460
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (FHA Sun Pointe Apartments),
"E", FHA, 4.8%, 2040                                                                                        500,000         460,495
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, City Housing Development Corp., "F-1", 4.65%, 2025                                            750,000         723,210
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Medical Care Commission, Health Care Facilities Rev., "A", (ARC), 5.8%, 2034                 800,000         809,720
-----------------------------------------------------------------------------------------------------------------------------------
Seattle, WA, Housing Authority Rev., Capped Fund Program (High Rise Rehab), "I", FSA, 5%, 2025              500,000         486,020
-----------------------------------------------------------------------------------------------------------------------------------
White Bear Lake, MN, Multi-Family Housing Rev. (Birch Lake Townhomes), "A", 10.25%, 2019                  1,770,000       1,752,300
-----------------------------------------------------------------------------------------------------------------------------------
White Bear Lake, MN, Multi-Family Rev. (Birch Lake), "B", 0%, 2019                                          620,000         268,144
-----------------------------------------------------------------------------------------------------------------------------------
Wilmington, DE, Multi-Family Housing Rev. (Electra Arms Senior Associates), 6.25%, 2028                     870,000         818,940
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 13,554,182
-----------------------------------------------------------------------------------------------------------------------------------
SALES & EXCISE TAX REVENUE - 6.9%
-----------------------------------------------------------------------------------------------------------------------------------
Bolingbrook, IL, Sales Tax Rev., 0% to 2008, 6.25% to 2024                                               $  500,000    $    490,830
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, State Tax Rev., MBIA, 0%, 2013                                  5,000,000       3,887,350
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, State Tax Rev., FGIC, 0%, 2014 (c)                              1,010,000         770,680
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, State Tax Rev., FGIC, 0%, 2014                                  3,990,000       3,028,450
-----------------------------------------------------------------------------------------------------------------------------------
Metropolitan Pier & Exposition Authority, State Tax Rev., MBIA, 0%, 2015                                  3,000,000       2,169,660
-----------------------------------------------------------------------------------------------------------------------------------
Wyandotte County, KS, Unified Government Special Obligation Rev. (Sales Tax - Second Lien Area B),
5%, 2020                                                                                                    225,000         219,015
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 10,565,985
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - LOCAL - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Minneapolis & St. Paul Housing Authority Rev. (City Living), "A-2", GNMA, 5%, 2038                       $  745,321    $    703,717
-----------------------------------------------------------------------------------------------------------------------------------
Pittsburgh, PA, Urban Redevelopment Authority Rev., "C", GNMA, 4.8%, 2028                                 1,000,000         970,690
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,674,407
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - OTHER - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
North Dakota Housing Finance Agency Rev., "A", 4.85%, 2021                                               $  500,000    $    485,745
-----------------------------------------------------------------------------------------------------------------------------------
SINGLE FAMILY HOUSING - STATE - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Kentucky Counties Single Family Mortgage Rev., "A", MBIA, 9%, 2016                                       $    5,000    $      5,011
-----------------------------------------------------------------------------------------------------------------------------------
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project),
"C", GNMA, 4.9%, 2021                                                                                       975,000         949,007
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $    954,018
-----------------------------------------------------------------------------------------------------------------------------------
SOLID WASTE REVENUE - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource Recovery Facilities Rev.
(American Ref-Fuel Co.), "A", 6.2%, 2019                                                                 $1,000,000    $  1,005,630
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates),
"A", 5.5%, 2013                                                                                           1,000,000       1,006,970
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  2,012,600
-----------------------------------------------------------------------------------------------------------------------------------
STATE & LOCAL AGENCIES - 3.8%
-----------------------------------------------------------------------------------------------------------------------------------
Bergen County, NJ, Improvement Authority Rev. (County Administration Complex), 5%, 2024                  $1,000,000    $  1,059,350
-----------------------------------------------------------------------------------------------------------------------------------
Compton, CA, COP (Civic Center),  "A", 5.5%, 2015                                                         1,000,000       1,027,040
-----------------------------------------------------------------------------------------------------------------------------------
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029               500,000         507,775
-----------------------------------------------------------------------------------------------------------------------------------
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030                          700,000         690,690
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Building Authority Rev., Facilities Program, "I", 5%, 2024                                       1,000,000       1,018,900
-----------------------------------------------------------------------------------------------------------------------------------
Newberry, SC, Investing in Children's Education (Newberry County School District Program), 5%, 2030         400,000         373,828
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., "E", ETM, 6%, 2026 (c)                                                     80,000          93,927
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Public Finance Corp., Unrefunded, "E", 6%, 2026                                                 820,000         962,754
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,734,264
-----------------------------------------------------------------------------------------------------------------------------------
TAX - OTHER - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
Dallas County, TX, Flood Control District, 7.25%, 2032                                                   $  750,000    $    780,142
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.75%, 2029                                 500,000         519,500
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. (Cigarette Tax), 5.5%, 2031                                  120,000         122,768
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,422,410
-----------------------------------------------------------------------------------------------------------------------------------
TAX ASSESSMENT - 12.6%
-----------------------------------------------------------------------------------------------------------------------------------
Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.4%, 2020                                          $  500,000    $    486,805
-----------------------------------------------------------------------------------------------------------------------------------
Ave Maria, FL, Stewardship Community, "A", 5.125%, 2038                                                     150,000         129,258
-----------------------------------------------------------------------------------------------------------------------------------
Celebration Community Development District, FL, "A", 6.4%, 2034                                             720,000         752,386
-----------------------------------------------------------------------------------------------------------------------------------
Channing Park Community Development District, FL, 5.3%, 2038                                                400,000         355,820
-----------------------------------------------------------------------------------------------------------------------------------
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment),  "B", 6.75%, 2022                             310,000         325,494
-----------------------------------------------------------------------------------------------------------------------------------
Colonial Country Club Community Development District, FL, 6.4%, 2033                                        480,000         496,738
-----------------------------------------------------------------------------------------------------------------------------------
Double Branch Community Development District, FL,  "A", 6.7%, 2034                                          485,000         517,456
-----------------------------------------------------------------------------------------------------------------------------------
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 2036         250,000         247,372
-----------------------------------------------------------------------------------------------------------------------------------
Durbin Crossing Community Development District, FL, Special Assessment, "B-1", 4.875%, 2010                 275,000         270,375
-----------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development,  "A", 6%, 2039                                                     90,000          83,641
-----------------------------------------------------------------------------------------------------------------------------------
Grand Bay at Doral Community Development, FL, "B", 6%, 2017                                                 545,000         529,424
-----------------------------------------------------------------------------------------------------------------------------------
Homestead 50 Community Development District, FL, "A", 6%, 2037                                              380,000         374,783
-----------------------------------------------------------------------------------------------------------------------------------
Homestead 50 Community Development District, FL, "B", 5.9%, 2013                                            170,000         169,340
-----------------------------------------------------------------------------------------------------------------------------------
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort),
"2000-1", 6.45%, 2031                                                                                       500,000         522,400
-----------------------------------------------------------------------------------------------------------------------------------
Islands at Doral Southwest Community Development District, FL, 6.375%, 2013 (c)                             245,000         273,484
-----------------------------------------------------------------------------------------------------------------------------------
Lexington Oaks Community Development District, FL, "A", 6.125%, 2019                                        650,000         650,124
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln, CA, Special Tax, (Community Facilities District ), "2003-1", 5.55%, 2013 (c)                       440,000         488,422
-----------------------------------------------------------------------------------------------------------------------------------
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034                              250,000         253,773
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Metropolitan District No. 3, CO, 6.25%, 2035                                                      500,000         496,010
-----------------------------------------------------------------------------------------------------------------------------------
Oakdale, CA, Public Financing Authority Tax Allocation Rev. (Central City Redevelopment Project),
5.375%, 2033                                                                                              1,125,000       1,119,465
-----------------------------------------------------------------------------------------------------------------------------------
Oakmont Grove Community Development District, CA, "A", 5.4%, 2038                                           300,000         271,005
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Community Facilities Tax No 99, (Ladera Ranch), "A", 6.5%, 2009 (c)                    1,000,000       1,070,860
-----------------------------------------------------------------------------------------------------------------------------------
Orange County, CA, Improvement Act 1915, "B", 5.75%, 2033                                                   500,000         504,275
-----------------------------------------------------------------------------------------------------------------------------------
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), "A", 5.5%, 2010                      65,000          65,027
-----------------------------------------------------------------------------------------------------------------------------------
Orlando, FL, Special Assessment Rev. (Conroy Road Interchange Project), "A", 5.8%, 2026                     300,000         292,962
-----------------------------------------------------------------------------------------------------------------------------------
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035                       1,500,000       1,507,515
-----------------------------------------------------------------------------------------------------------------------------------
Pontiac, MI, Tax Increment Finance Authority Rev., 6.375%, 2031                                             450,000         464,864
-----------------------------------------------------------------------------------------------------------------------------------
Portage, IN, Economic Development Rev. (Ameriplex Project), 5%, 2027                                        260,000         249,426
-----------------------------------------------------------------------------------------------------------------------------------
Redwood City, CA, Special Tax Community Facilities, (District 1 Redwood), "B", 6%, 2033                     300,000         304,965
-----------------------------------------------------------------------------------------------------------------------------------
San Diego, CA, Redevelopment Agency, Tax Allocation, FSA, 0%, 2018                                        1,015,000         620,419
-----------------------------------------------------------------------------------------------------------------------------------
Sarasota National Community Development District, FL, Special Assessment, 5.3%, 2039                        800,000         708,640
-----------------------------------------------------------------------------------------------------------------------------------
Seven Oaks, FL, Community Development District II Special Assessment Rev.,  "B", 5%, 2009                   630,000         625,622
-----------------------------------------------------------------------------------------------------------------------------------
Stoneybrook, FL, Community Development District, "A", 6.1%, 2019                                            215,000         215,032
-----------------------------------------------------------------------------------------------------------------------------------
Sweetwater Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 2038                   200,000         183,428
-----------------------------------------------------------------------------------------------------------------------------------
Temecula Valley, CA, Unified School District, Community Facilities District No. 02-1, 6.125%, 2033          355,000         362,806
-----------------------------------------------------------------------------------------------------------------------------------
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project),
"1", 6%, 2036                                                                                               484,000         465,502
-----------------------------------------------------------------------------------------------------------------------------------
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No.
3), 5.5%, 2037                                                                                              500,000         459,055
-----------------------------------------------------------------------------------------------------------------------------------
Westchester, FL, Community Development District No. 1 (Community Infrastructure), 6.125%, 2035              275,000         276,089
-----------------------------------------------------------------------------------------------------------------------------------
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037                       1,000,000         943,360
-----------------------------------------------------------------------------------------------------------------------------------
Wyandotte County-Kansas City, KS, Unified Government Transportation Development District
(Legends Village West Project), 4.875%, 2028                                                                595,000         543,098
-----------------------------------------------------------------------------------------------------------------------------------
Yorba Linda, CA, Redevelopment Agency, Tax Allocation Rev., "A", MBIA, 0%, 2024                           1,325,000         576,402
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $ 19,252,922
-----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Rev. (Los Angeles County),
0%, 2046                                                                                                 $3,500,000    $    225,960
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", 6.25%, 2013 (c)           1,600,000       1,742,672
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., "A-1", 5.75%, 2047               1,000,000         975,740
-----------------------------------------------------------------------------------------------------------------------------------
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,
"A-1", 5.125%, 2047                                                                                       1,135,000       1,005,462
-----------------------------------------------------------------------------------------------------------------------------------
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,
"C-1", 0%, 2036                                                                                           1,815,000         278,475
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset, "A", 6%, 2048                      615,000         618,671
-----------------------------------------------------------------------------------------------------------------------------------
Nassau County, NY, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed,
'D", 0%, 2060                                                                                            10,000,000         205,900
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco Securitization Authority of Southern California Rev., Asset Backed
(San Diego Country Tobacco Asset Securitization Corp.), 0%, 2046                                          6,000,000         449,940
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Authority of Washington Rev., Asset Backed, 6.625%, 2032                                 500,000         524,180
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NJ, 6.75%, 2013 (c)                                                   1,000,000       1,149,080
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Financing Corp., NJ, "1-C", 0%, 2041                                                   2,500,000         249,400
-----------------------------------------------------------------------------------------------------------------------------------
Virginia Tobacco Settlement Financing Corp., "B-1", 5%, 2047                                                830,000         702,246
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  8,127,726
-----------------------------------------------------------------------------------------------------------------------------------
TOLL ROADS - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, CO, "B", 0%, 2010 (c)                                                    $8,750,000    $  1,186,150
-----------------------------------------------------------------------------------------------------------------------------------
E-470 Public Highway Authority, CO, "B", MBIA, 0%, 2018                                                   3,000,000       1,837,710
-----------------------------------------------------------------------------------------------------------------------------------
Northwest Parkway, CO, Public Highway Authority (First Tier), "D", 7.125%, 2041                           1,000,000       1,052,700
-----------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, CA, Transportation Corridor Agency Toll Road Rev.,  "A", MBIA, 0%, 2015                3,000,000       2,199,690
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  6,276,250
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SPECIAL TAX - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Highway & Transportation Authority Rev., "A", MBIA, 5.5%, 2018                               $  375,000    $    419,449
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - COLLEGES - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
Maryland Health & Higher Educational Facilities Authority Rev. (Loyola College), "A", 5.125%, 2045       $  500,000    $    492,975
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)               200,000         223,630
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Higher Educational Facilities Authority Rev. (University of Philadelphia),
"A", 5.125%, 2025                                                                                           570,000         561,148
-----------------------------------------------------------------------------------------------------------------------------------
Southfield, MI, Economic Development Corp. (Lawrence Technological University), "A", 5.4%, 2018             750,000         751,463
-----------------------------------------------------------------------------------------------------------------------------------
University of Illinois, COP (Utilities Infrastructure Project), "A", AMBAC, 5.5%, 2011 (c)                  600,000         639,966
-----------------------------------------------------------------------------------------------------------------------------------
University of Texas, Financing Systems, "B", 5.375%, 2018                                                   350,000         371,060
-----------------------------------------------------------------------------------------------------------------------------------
West Virginia University Rev. (West Virginia University Project), "A", AMBAC, 0%, 2025                      750,000         319,253
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,359,495
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - DORMITORIES - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project),  "A", 5.7%, 2040             $  500,000    $    472,395
-----------------------------------------------------------------------------------------------------------------------------------
UNIVERSITIES - SECONDARY SCHOOLS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
California Statewide Community Development Authority Rev., COP, (Crossroads Schools for
the Arts & Sciences), 6%, 2028                                                                           $1,035,000    $  1,068,079
-----------------------------------------------------------------------------------------------------------------------------------
Colorado Housing Finance Development Rev. (Evergreen Country Day School), 5.875%, 2037                      425,000         410,210
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Finance Authority Rev. (Chicago Charter School Foundation), 5%, 2026                               500,000         466,570
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  1,944,859
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - COGENERATION - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther Creek Partners), 6.65%, 2010           $  100,000    $    102,084
-----------------------------------------------------------------------------------------------------------------------------------
Port Authority NY & NJ, Special Obligation Rev., 6.75%, 2011                                              2,000,000       2,021,900
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities
(Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026                                           320,000         339,210
-----------------------------------------------------------------------------------------------------------------------------------
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration
Partners Facilities), 5.5%, 2023                                                                            550,000         520,009
-----------------------------------------------------------------------------------------------------------------------------------
Western Generation Agency, Cogeneration Project Rev. (Wauna Cogeneration Project),
"B", 5%, 2016                                                                                               500,000         480,120
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  3,463,323
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - INVESTOR OWNED - 6.0%
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), "C", 5.75%, 2036 (c)          $  220,000    $    219,740
-----------------------------------------------------------------------------------------------------------------------------------
Brazos River Authority, TX, Pollution Control Rev. (TXU Energy Co. LLC), "C", 6.75%, 2038                   555,000         571,273
-----------------------------------------------------------------------------------------------------------------------------------
Bryant, IL, Pollution Control Rev. (Central Illinois Light Co.), 5.9%, 2023                               1,000,000       1,000,970
-----------------------------------------------------------------------------------------------------------------------------------
Calcasieu Parish, LA, Industrial Development Board, Pollution Control Rev.
(Entergy Gulf States, Inc.), 5.45%, 2010                                                                    500,000         500,030
-----------------------------------------------------------------------------------------------------------------------------------
Campbell County, WY, Pollution Control Rev. (Black Hills Power, Inc. Project), 5.35%, 2024                1,000,000       1,008,540
-----------------------------------------------------------------------------------------------------------------------------------
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project),  "A", 5.9%, 2032                1,500,000       1,499,745
-----------------------------------------------------------------------------------------------------------------------------------
Forsyth, MT, Pollution Control Rev. (Portland General), 5.2%, 2033 (c)                                      225,000         228,438
-----------------------------------------------------------------------------------------------------------------------------------
Mississippi Business Finance Corp. (Pollution Control Rev. (Systems Energy Resources Project),
5.875%, 2022                                                                                              1,500,000       1,500,330
-----------------------------------------------------------------------------------------------------------------------------------
New Hampshire Business Finance Authority Pollution Control Rev. (Public Service of New Hampshire),
"B", MBIA, 4.75%, 2021                                                                                      250,000         250,305
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Air Quality Development Authority Rev. Pollution Control,  "A", 6%, 2013                               650,000         658,944
-----------------------------------------------------------------------------------------------------------------------------------
Pennsylvania Economic Development Financing Authority Rev. (Reliant Energy Seward),
"A", 6.75%, 2036                                                                                            400,000         432,364
-----------------------------------------------------------------------------------------------------------------------------------
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), "A", 6.1%, 2025         750,000         754,073
-----------------------------------------------------------------------------------------------------------------------------------
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf States), 6.6%, 2028                         500,000         501,355
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  9,126,107
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - MUNICIPAL OWNED - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
North Carolina Eastern Municipal Power Agency System Rev.,  "F", 5.5%, 2016                              $  430,000    $    442,332
-----------------------------------------------------------------------------------------------------------------------------------
WATER & SEWER UTILITY REVENUE - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
Houston, TX, Water & Sewer Systems Rev., "C", AMBAC, 0%, 2012                                            $3,000,000    $  2,444,130
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Water Resources Authority, "D", MBIA, 5%, 2024                                              2,000,000       2,033,960
-----------------------------------------------------------------------------------------------------------------------------------
Surprise, AZ, Municipal Property Corp., 4.9%, 2032                                                          700,000         636,195
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $  5,114,285
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL MUNICIPAL BONDS                                                                                                $235,007,094
-----------------------------------------------------------------------------------------------------------------------------------
FLOATING RATE DEMAND NOTES - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Project), "A", 3.95%, due 9/04/07                      $  400,000    $    400,000
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Project), "B", 3.95%, due 9/04/07                       2,200,000       2,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Lincoln County, WY, Pollution Control Rev. (Exxon Project), "C", 3.95%, due 9/04/07                       1,900,000       1,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Mt. Vernon Industrial Pollution Control Rev. (General Electric Co. Project), 3.9%, due 9/04/07              400,000         400,000
-----------------------------------------------------------------------------------------------------------------------------------
New York, NY, "A-4", 3.92%, due 9/04/07                                                                     300,000         300,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL FLOATING RATE DEMAND NOTES                                                                                     $  4,400,000
-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(k)                                                                                                 $239,407,094
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 2.2%                                                                                     3,407,304
-----------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES (ISSUED BY THE TRUST) - (58.9)%                                                                       $(90,000,000)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS APPLICABLE TO COMMON SHARES - 100.0%                                                                      $152,814,398
-----------------------------------------------------------------------------------------------------------------------------------

(c) Refunded bond.
(d) Non-income producing security - in default.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of August 31, 2007, the trust held securities fair valued in accordance with the policies adopted by the Board of
    Trustees, aggregating $235,007,094 and 98.16% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,551,504, representing 3.0% of net assets applicable to common shares.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale.
    These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The trust holds the following restricted securities:

                                                                                                                     TOTAL % OF
                                                                                                        CURRENT      NET ASSETS
                                                                            ACQUISITION   ACQUISITION   MARKET       APPLICABLE TO
RESTRICTED SECURITIES                                                       DATE          COST          VALUE        COMMON SHARES
----------------------------------------------------------------------------------------------------------------------------------
Palm Springs, CA, Agua Caliente Band of Cahuilla Indians Rev., 5.6%, 2013       7/22/03       776,255     $794,181
Cabazon Band Mission Indians, CA, 8.375%, 2015                                10/4/2004       170,000      175,195
Cabazon Band Mission Indians, CA, 8.75%, 2019                                 10/4/2004       720,000      738,878
Director of the State of Nevada Department of Business & Industry
(Wheeling/Pittsburgh Steel), "A", 8%, 2014                                      8/17/99       170,000      174,347
Pass-Through Certificates, "1993", 8.5%, 2016                                  10/17/01       455,481      447,419
                                                                                                        --------------------------
TOTAL RESTRICTED SECURITIES                                                                             $2,330,020        1.5%
                                                                                                        ==========================

The following abbreviations are used in this report and are defined:

COP    Certificate of Participation
ETM    Escrowed to Maturity

Insurers
-------------------------------------------------------------------------------
AMBAC  AMBAC Indemnity Corp.
FGIC   Financial Guaranty Insurance Co.
FSA    Financial Security Assurance Inc.
GNMA   Government National Mortgage Assn.
MBIA   MBIA Insurance Corp.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS HIGH YIELD MUNICIPAL TRUST

SUPPLEMENTAL INFORMATION (UNAUDITED) 8/31/07

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost                                                          $237,014,552
                                                                        ============
Gross unrealized appreciation                                           $  9,903,660
Gross unrealized depreciation                                             (7,511,118)
                                                                        ------------
      Net unrealized appreciation (depreciation)                        $  2,392,542
                                                                        ============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FUTURES CONTRACTS OUTSTANDING AT 8/31/07

                                                                               UNREALIZED
                                                               EXPIRATION     APPRECIATION
DESCRIPTION                        CONTRACTS       VALUE          DATE       (DEPRECIATION)
-------------------------------------------------------------------------------------------
U.S. Treasury Bond (Long)             137       $15,284,063      Dec-07            $453,166
U.S. Treasury Note 10 yr (Long)       860        93,780,313      Dec-07              15,464
-------------------------------------------------------------------------------------------
                                                                                   $468,630
                                                                                   ========

At  August 31, 2007, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS HIGH YIELD MUNICIPAL TRUST
            -------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: October 16, 2007
      ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: October 16, 2007
      ----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2007
      ----------------


* Print name and title of each signing officer under his or her signature.